Common Stocks And Warrants - Summery of Fair Value of Warrants As Per Black-Scholes Model (Details)	1 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility	52.00%
Risk-free interest rate	2.70%
Expected term (in years)	10 years	6 years 1 month 6 days	6 years 1 month 6 days